Finance Leases (Tables)	9 Months Ended
Sep. 30, 2020
Finance Leases
Schedule of outstanding principal balances on finance lease facility

	As at
	September 30, 2020	December 31, 2019
Japanese Leases No.1 and 2	27,741,400	31,398,900
Japanese Lease No.3	13,710,500	15,498,000
Japanese Lease No.4	22,455,089	23,983,699
CMBFL Leases No.1 to 4	74,306,774	79,896,836
Ocean Yield ASA	57,093,060	61,153,740
China Huarong Leases	43,166,842	46,717,764
Finance lease obligations	238,473,665	258,648,939
Amounts representing interest and deferred finance fees	(36,233,776)	(42,969,245)
Finance lease obligations, net of interest and deferred finance fees	202,239,889	215,679,694
Current portion of finance lease obligations	18,953,094	18,650,022
Current portion of deferred finance fees	(641,748)	(674,700)
Non-current portion of finance lease obligations	186,083,386	200,335,437
Non-current portion of deferred finance fees	(2,154,843)	(2,631,065)
Total finance lease obligations, net of deferred finance fees	202,239,889	215,679,694

Schedule of future minimum lease payments required under the finance lease facilities

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As at
September 30, 2020
2020 (1)	6,692,825
2021	26,523,339
2022	26,470,805
2023	38,028,900
2024	24,179,292
2025 - 2030	116,578,504
Finance lease obligations	238,473,665
Amounts representing interest and deferred finance fees	(36,233,776)
Finance lease obligations, net of interest and deferred finance fees	202,239,889
(1)	Three-month period ending December 31, 2020